Reserves	12 Months Ended
Dec. 31, 2020
Disclosure Of Reserves Explanatory [Abstract]
RESERVES
22.	RESERVES

The share-based payment reserve for warrants represent the value of equity shares which could be issued in future accounting periods if the warrants in issue are exercised.

The share-based payment reserve for options represents the value of equity shares which could be issued in future accounting periods if the share-based payment options in issue are exercised.

The convertible loan note reserve represents the value of equity shares which could be issued in future accounting periods if the convertible loan notes are converted into equity.

The other reserve was created as a result of the reverse acquisition of Alexander David Investments Plc, which is described in note 2. The reserve is required due to the fact that the reverse acquisition accounting requires the legal parent’s equity structure to be shown.

Retained earnings represent the cumulative profits/(losses) of the entity which have not been distributed to shareholders. This reserve has been credited as part of the capital reduction exercise described below.

The shares to be issued reserve represents the equity shares that are to be issued to the Chairman in lieu of his realization bonus, which became payable during the course of the year.

On the 14 of September 2016 the High Court granted the Company permission to cancel its share premium account and its capital redemption reserve. The order had previously been ratified at the AGM held on 30 June 2016. The £31.1m of distributable reserves arising from this transaction were taken to the capital reduction reserve.

The Company also decided to cancel its merger relief reserve as part of this capital reduction exercise.

On October 26, 2020 the High Court granted the Company permission to reduce its share premium account by $5.5m in order to distribute a dividend to effect the demerger of its subsidiary, Stemprinter Sciences Ltd. The order had previously been ratified at a General Meeting held on October 2, 2020. The $5.5m of distributable reserves arising from this transaction were taken to the capital reduction reserve.

The translation reserve represents the unrealised gains or losses from the foreign currency translation of Companies within the Group.